Income Tax Expense - Schedule of Prima-Facie Tax on Loss Before Income Tax (Parentheticals) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prima-Facie Tax on Loss Before Income Tax [Abstract]
Loss Before Income tax rate, percentage	30.00%	30.00%